Provisions	12 Months Ended
Jun. 30, 2021
Disclosure of provisions [text block] [Abstract]
PROVISIONS

8. PROVISIONS

	Years Ended June 30,
	2021	2020

Current
Annual leave (1)	273,876	285,360
Long service leave (1)(2)	263,492	326,679

Total	537,368	612,039

Non-Current
Long service leave (2)	9,768	41,514

A provision has been recognised for employee entitlements relating to long service leave. In calculating the present value of future cash flows in respect of long service leave, the probability of long service leave being taken is based on historical data. The measurement and recognition criteria relating to employee benefits have been included in Note 1 to this report.

(1) Movements in provisions

Movements in each class of provision during the financial year are set out below:

	Years Ended June 30,
	2021	2020	2019
Annual leave
Carrying amount at start of year	285,360	245,804	266,487
Charged/(credited) to profit or loss -additional provisions recognised	231,981	278,686	308,032
Amounts used during the year	(231,061)	(240,734)	(328,715)
Change in foreign exchange	(12,404)	1,604	-
Carrying amount at end of year	273,876	285,360	245,804

Long service leave
Carrying amount at start of year	368,193	391,167	323,122
Charged/(credited) to profit or loss -additional provisions recognised	31,725	40,017	68,045
Amounts used during the year	(126,658)	(62,991)	-
Carrying amount at end of year	273,260	368,193	391,167

TOTAL	547,136	653,553	636,971

(2) Amounts not expected to be settled within the next 12 months

The current provision for long service leave includes all unconditional entitlements where employees have completed the required period of service and also those where employees are entitled to pro-rata payments in certain circumstances.

The entire amount is presented as current, since the Group does not have an unconditional right to defer settlement. However, based on past experience, the Group does not expect all employees to take the full amount of accrued long service leave or require payment within the next 12 months. The following amounts reflect leave that is not expected to be taken or paid within the next 12 months.

	Years Ended June 30,
	2021	2020

Long service leave obligation expected to be settled after 12 months	9,768	41,514